UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-4767


                        HERITAGE GROWTH AND INCOME TRUST
                        --------------------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 567-8143

                           STEPHEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                1601 K Street, NW
                             Washington, D.C. 20006





Date of fiscal year end: October 31
                         ----------

Date of reporting period: January 31, 2007
                          ----------------

ITEM 1. SCHEDULE OF INVESTMENTS


            -------------------------------------------------------------------------------------------------------------
                                                  HERITAGE GROWTH AND INCOME TRUST
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
            -------------------------------------------------------------------------------------------------------------
                                                                                             % OF NET
                                                             SHARES           VALUE           ASSETS
                                                             ------           -----          --------
   COMMON STOCKS
   -------------
   DOMESTIC
   --------
       AGRICULTURE
       -----------
           Altria Group, Inc.                                  61,600       $ 5,383,224          4.2%
       AIRLINES
       --------
           JetBlue Airways Corporation*                       122,800         1,679,904          1.3%
       BANKS
       -----
           Bank of America Corporation                         58,560         3,079,085          2.4%
           U.S. Bancorp                                        97,700         3,478,120          2.7%
       CHEMICALS
       ---------
           Air Products & Chemicals Inc.                       45,000         3,359,700          2.6%
       COMMERCIAL SERVICES
       -------------------
           Macquarie Infrastructure Company Trust              49,300         1,807,831          1.4%
       DIVERSIFIED MANUFACTURER
       ------------------------
           General Electric Company                           129,000         4,650,450          3.7%
           Reddy Ice Holdings, Inc.                            50,000         1,297,000          1.0%
       ELECTRIC
       --------
           Entergy Corporation                                 47,000         4,363,950          3.4%
       ELECTRONICS
       -----------
           Thermo Fisher Scientific Inc.*                      77,600         3,713,160          2.9%
       ENVIRONMENTAL CONTROL
       ---------------------
           Synagro Technologies, Inc.                         463,955         2,667,741          2.1%
       FINANCIAL SERVICES
       ------------------
           AllianceBernstein Holding LP                        50,100         4,513,509          3.6%
           Citigroup Inc.                                      36,600         2,017,758          1.6%
           Freddie Mac                                         35,600         2,311,508          1.8%
       HEALTHCARE SERVICES
       -------------------
           WellPoint, Inc.*                                    26,100         2,045,718          1.6%
       MINING
       ------
           Alcoa Inc.                                         119,600         3,863,080          3.0%
           Southern Copper Corporation                         47,974         2,998,375          2.4%
       OIL & GAS
       ---------
           Chevron Corporation                                 61,500         4,482,120          3.5%
           Diamond Offshore Drilling, Inc.                     33,500         2,828,740          2.2%
           Exxon Mobil Corporation                             47,800         3,541,980          2.8%
       REIT
       ----
           Host Hotels & Resorts, Inc.                        164,700         4,359,609          3.4%
       RETAIL
       ------
           McDonald's Corporation                              87,600         3,885,060          3.1%
           Target Corporation                                  26,300         1,613,767          1.3%
       SOFTWARE
       --------
           Microsoft Corporation                              135,500         4,181,530          3.3%
       TELECOMMUNICATIONS
       ------------------
           Motorola, Inc.                                     165,400         3,283,190          2.6%
   Total Domestic Common Stocks  (cost $63,790,102)                          81,406,109         63.9%

   FOREIGN (a)
   -----------
       BANKS
       -----
           Banco Bilbao Vizcaya Argentaria SA                 135,500         3,369,954          2.6%
           Barclays PLC                                       178,000         2,593,039          2.0%
           Lloyds TSB Group PLC                               183,800         2,100,493          1.7%


            -------------------------------------------------------------------------------------------------------------
                                                  HERITAGE GROWTH AND INCOME TRUST
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
            -------------------------------------------------------------------------------------------------------------
                                                                                                        % OF NET
                                                                        SHARES           VALUE            ASSETS
                                                                        ------           -----           --------
       ENTERTAINMENT
       -------------
           OPAP SA                                                       96,645         3,619,202          2.8%
       FINANCIAL SERVICES
       ------------------
           China Merchants Holdings (International) Company
           Ltd.                                                         440,900         1,614,723          1.3%
           W.P. Stewart & Co., Ltd.                                      83,900         1,313,035          1.0%
       FOOD
       ----
           Fu Ji Food and Catering Services Holdings Ltd.               850,000         1,791,431          1.4%
       OIL & GAS
       ---------
           Canadian Oil Sands Trust                                      97,500         2,483,756          2.0%
           ENI SpA                                                       98,900         3,181,390          2.5%
       TELECOMMUNICATIONS
       ------------------
           France Telecom SA                                             91,800         2,543,022          2.0%
           Nokia Oyj                                                    121,400         2,663,863          2.1%
           Telefonica, SA                                               237,200         5,186,038          4.1%
           Vodafone Group PLC                                           887,535         2,581,867          2.0%
   Total Foreign Common Stocks (cost $30,319,468)                                      35,041,813         27.5%
   Total Common Stocks (cost $94,109,570)                                             116,447,922         91.4%

   PREFERRED STOCKS
   ----------------
       FINANCIAL SERVICES
       ------------------
           Merrill Lynch & Co., Inc., 6.02% (cost $1,500,000)            60,000         1,560,000          1.2%


                                                                       PRINCIPAL                        % OF NET
                                                                        AMOUNT           VALUE           ASSETS
                                                                       ---------         -----          --------

   CONVERITABLE BONDS
   ------------------

       PHARMACEUTICALS
       ---------------
           Cubist Pharmaceuticals, Inc., 2.25%, 06/15/13            $ 2,400,000       $ 2,193,000          1.7%
       TELECOMMUNICATIONS
       ------------------
           Level 3 Communications, Inc., 6.0%, 03/15/10               3,000,000         2,820,000          2.2%
   Total Convertible Bonds  (cost $4,518,421)                                           5,013,000          3.9%

   CORPORATE BONDS
   ---------------
       PIPELINES
       ---------
           El Paso Corporation, 7.375%, 12/15/12 (cost $825,788)      1,000,000         1,037,500          0.8%
   Total Investment Portfolio excluding repurchase
       agreement (cost $100,953,779)                                                  124,058,422         97.3%

   REPURCHASE AGREEMENT
   --------------------
    Repurchase Agreement with Fixed Income
    Clearing Corporation, dated
    January 31, 2007 @ 5.08% to be
    repurchased at $3,707,523 on
    February 1, 2007, collateralized by
    $3,710,000 United States Treasury Bonds,
    5.0% due August 15, 2011, (market value
   $3,844,437 including interest)
    (cost $3,707,000)                                                                   3,707,000          2.9%
   TOTAL INVESTMENT PORTFOLIO (COST $104,660,779) (b)                                 127,765,422        100.2%
   OTHER ASSETS AND LIABILITIES, NET,                                                    (234,247)        -0.2%
   NET ASSETS                                                                        $127,531,175        100.0%

   --------



            -------------------------------------------------------------------------------------------------------------
                                                  HERITAGE GROWTH AND INCOME TRUST
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
            -------------------------------------------------------------------------------------------------------------

                                                                                             % OF NET
                                                             SHARES           VALUE           ASSETS
                                                             ------           -----          --------



   * Non-income producing security.

   (a)  U.S. dollar denominated.
   (b) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $23,104,643 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $24,085,531 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $980,888.

   REIT -   Real Estate Investment Trust.


NOTE 1: ORGANIZATION AND INVESTMENT OBJECTIVE. Heritage Growth and Income
        Trust (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund primarily seeks long-term capital appreciation and, secondarily, seeks current income.

        CLASS OFFERINGS. The Fund currently offers Class A and Class C shares to the public.

           o Class A shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase.

           o Class C shares are sold subject to a CDSC of 1% of the lower of net asset value or purchase price if redeemed prior to 1 year of purchase.

        CLASS B SHARES. An additional class of shares, Class B shares, is no longer available for purchase, although existing Class B shareholders can exchange their shares for Class B shares of another Heritage Mutual Fund and acquire additional shares through dividend reinvestment. Class B shares were sold subject to a CDSC upon redemption of up to 5% of the lower of net asset value or purchase price, declining over a six-year period. Class B shares automatically convert to Class A shares of the Fund eight years after purchase. In addition, the Funds' Board of Trustees has approved the conversion of all remaining Class B shares to Class A shares on March 30, 2007. The conversion from Class B shares will not be a taxable event and all shareholders, as of the conversion date, will not be charged a CDSC. After that conversion, there will be no Class B shares outstanding.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES.
        USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

        VALUATION OF SECURITIES. The price of the Fund's shares is the Fund's net asset value per share. The Fund determines the net asset value of its shares on each day the New York Stock Exchange ("NYSE") is open for business, as of the close of the customary trading session (typically 4:00 ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the Fund is priced, Heritage Asset Management, Inc. (the "Manager" or "Heritage") is not required to revalue the Fund.

        Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the Fund's determination of net asset value.

        Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Board of Trustees. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures ("Procedures") approved by the Boards of Trustees. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards of Trustees. Pursuant to the Procedures, the Boards of Trustees have delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Heritage, the manager and administrator for the Fund. The composition of this Valuation Committee may change from time to time. There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

           o DOMESTIC EXCHANGE TRADED EQUITY SECURITIES. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Heritage will value the security at fair value in good faith using the Procedures.

           o FIXED INCOME SECURITIES. Government, corporate, asset-backed and municipal bonds and convertible securities, including high-yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the valuation committee described above will fair value the security using Procedures.

           o FOREIGN SECURITIES. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may also fair value a security if certain events occur between the time trading ends on a particular security and the Fund's net asset value calculation. The Fund may fair value the particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Heritage determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Heritage also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

           o SHORT-TERM SECURITIES. The Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

        FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

        FORWARD FOREIGN CURRENCY CONTRACTS. The Fund is authorized to enter into forward foreign currency contracts for the purpose of hedging against exchange risk arising from current or anticipated investments in securities dominated in foreign currencies and to enhance total return. Forward foreign currency contracts are valued at the contractual forward rate and are marked-to-market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, the gain or loss is realized. Risks may arise from unanticipated movements in the currency's value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

        REAL ESTATE INVESTMENT TRUSTS ("REITs"). There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost investments. The actual amounts of income, return of capital and capital gains are only determined be each REIT after the fiscal year end and may differ from the estimated amounts.

        REPURCHASE AGREEMENTS. The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

        FEDERAL INCOME TAXES. The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income are made quarterly. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        REVENUE RECOGNITION. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

        EXPENSES. The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund's expenses. These custodian credits are shown as "Expense offsets" in the Statement of Operations.

        CLASS ALLOCATIONS. Each class of shares has equal rights as to earnings and assets except that each class may bear different expense for distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

        OTHER. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and Principal Financial Officer of HERITAGE GROWTH AND INCOME TRUST have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of HERITAGE GROWTH AND INCOME TRUST that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the President and Principal Financial Officer of HERITAGE GROWTH AND INCOME TRUST as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                               HERITAGE GROWTH AND INCOME TRUST
Date:    April 2, 2007

                                               /s/ Stephen G. Hill
                                               ---------------------------------
                                               Stephen G. Hill
                                               President




         Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:    April 2, 2007
                                               /s/ Stephen G. Hill
                                               ------------------------------
                                               Stephen G. Hill
                                               President


Date:    April 2, 2007
                                               /s/ Andrea N. Mullins
                                               ------------------------------
                                               Andrea N. Mullins
                                               Principal Financial Officer